Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (33,974,441)	$ (826,697)	$ (2,575,459)
Other comprehensive (loss) income
Foreign currency translation adjustment	(245,681)	(40,064)	20,487
Comprehensive loss	$ (34,220,122)	$ (866,761)	$ (2,554,972)